Equity Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Investments
Schedule of Equity Investments

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	1,996	1,996	0	1,248	1,248
Investments in associates	0	16	16	0	26	26
Equity investments	0	2,012	2,012	0	1,274	1,274
/ Other financial assets	297	2,336	2,633	448	1,536	1,984
Equity investments as % of / other financial assets	0	86	76	0	83	64

Schedule of financial commitments in venture capital funds

€ millions	2019	2018
Investments in venture capital funds	206	187

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2019
Investments in Venture
Capital Funds
Due 2020	206
Total	206